Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,081,874)	$ (6,388,997)	$ (7,056,911)	$ (4,295,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	80,157	2,649	30,139	2,747
Loss on write-off of asset			22,145
Interest expense	33,000		47,565
Stock based compensation	261,563	1,004,528	8,857,679	112,557
Restricted stock awards				1,000,000
Amortization of operating lease right-of-use	53,653	50,130	67,412	52,869
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(124,314)	(118)	(4,284)
(Increase) in prepaid expenses	1,181	(5,842)	14,270	(14,701)
(Increase) decrease in inventory	(3,556,651)	(89,721)	728,289	86,275
(Increase) decrease in other current assets
(Increase) decrease in escrow deposit- real estate	(206,498)	(5,000)	(5,000)
(Increase) decrease in security deposit				(14,500)
(Increase) decrease in mortgage receivable	(511,284)
Increase (decrease) in due to related party	847,315	5,436,368	(2,180,906)	2,821,826
Increase (decrease) in accounts payable	197,825	86,351	53,340	2,889
Increase (decrease) in other current liability	424,815	(29,695)	(54,504)	118,860
(Decrease) in operating lease liabilities	(54,453)	(49,778)	20,439	(130,631)
Net cash provided (used) by operating activities	(4,635,565)	10,875	503,108	(257,255)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in fixed assets	(1,042,125)		(2,554)	(54,631)
Asset put into service			(856,491)
Sale of fixed assets		1,849	1,849	25,000
Net cash used in investing activities	(1,042,125)	1,849	(857,196)	(29,631)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in related party notes payable	5,069,150		1,100,000
Payment of note payable	(3,622)			(280,000)
Net proceeds from sale of equity				85,000
Net cash provided by financing activities	5,065,528		1,100,000	(195,000)
Net (decrease) in cash	(612,162)	12,724	745,912	(481,886)
Cash - beginning of year	745,991	79	79	481,965
Cash - end of year	$ 133,829	$ 12,803	745,991	79
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (7,093,476)	$ (4,295,446)